Schedule of Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended												4 Months Ended		5 Months Ended		9 Months Ended	12 Months Ended
		Jul. 31, 2017	Sep. 30, 2017	Dec. 31, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Jul. 31, 2017		Dec. 31, 2017		Dec. 31, 2016	Mar. 31, 2017
Transition Period Comparative Data [Line Items]
Revenues			$ 74,300	$ 104,453														$ 178,753
Operating loss			(5,782) [1]	(18,091)	[1]													(23,873)
Loss before income taxes																		(36,687)
Income tax (benefit) expense																		2,039
Net loss attributable to Tidewater Inc.			$ (15,693)	$ (23,573)														$ (39,266)
Basic loss per common share			$ (0.81)	$ (1.02)														$ (1.82)	[2]
Diluted loss per common share			$ (0.81)	$ (1.02)														$ (1.82)	[3]
Weighted average common shares outstanding	[4]																	21,539,143
Dilutive effect of stock options and restricted stock																		0
Adjusted average common shares outstanding																		21,539,143
Predecessor
Transition Period Comparative Data [Line Items]
Revenues		$ 36,263				$ 115,106		$ 160,749	[1],[5]	$ 129,215	[1],[5]	$ 143,722	[1],[5]	$ 167,925	[1],[5]	$ 151,369				$ 440,862
Operating loss		(38,674) [1]				(205,374)	[1]	(69,340)	[1],[5]	(287,034)	[1],[5]	(155,344)	[1],[5]	(66,135)	[1],[5]	(244,048)				(508,513)	$ (577,853)
Loss before income taxes																(1,648,143)				(558,359)	(643,614)
Income tax (benefit) expense																(1,234)				4,680	6,397
Net loss attributable to Tidewater Inc.		$ (1,122,475)				$ (524,434)		$ (94,855)		$ (297,676)		$ (178,490)		$ (89,097)		$ (1,646,909)				$ (565,263)	$ (660,118)
Basic loss per common share		$ (23.82)				$ (11.13)		$ (2.01)		$ (6.32)		$ (3.79)		$ (1.89)		$ (34.95)	[2]			$ (12.01)	$ (14.02)	[2]
Diluted loss per common share		$ (23.82)				$ (11.13)		$ (2.01)		$ (6.32)		$ (3.79)		$ (1.89)		$ (34.95)	[3]			$ (12.01)	$ (14.02)	[3]
Weighted average common shares outstanding																47,121,330	[4]			47,067,887	47,071,066	[4]
Dilutive effect of stock options and restricted stock																0				0	0
Adjusted average common shares outstanding																47,121,330				47,067,887	47,071,066

[1]	Operating income consists of revenues less operating costs and expenses, depreciation, vessel operating leases, goodwill impairment, restructuring charges, asset impairments, general and administrative expenses and gain on asset dispositions, net, of Tidewater's operations. Asset impairments, net, are as follows:
[2]	The Company calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding share of common stock, basic".
[3]	The Company calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[4]	Basic weighted average shares outstanding includes 924,125 shares issuable upon the exercise of New Creditor Warrants held by U.S. citizens at December 31, 2017 (Successor).
[5]	For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.